Schedule of consolidated financial statement (Details) - CNY (¥)		6 Months Ended
		Jun. 30, 2024		Aug. 03, 2021	Aug. 01, 2021	Jul. 24, 2021	Nov. 04, 2020
EUDA Health Limited [Member]
Name of company		EUDA Health Limited (“EHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Kent Ridge Healthcare SingaporePte Ltd [Member]
Name of company	[1]	Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)
Ownership percentage	[1]	100.00%
Date of incorporation	[1]	Nov. 09, 2017
EUDA Private Limited [Member]
Name of company	[1]	EUDA Private Limited (“EUDA PL”)
Ownership percentage		100.00%	[1]			100.00%
Date of incorporation	[1]	Apr. 13, 2018
Zukitek Vietnam Private Limited Liability Company [Member]
Name of company	[1]	Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)
Ownership percentage	[1]	100.00%
Date of incorporation	[1]	May 02, 2019
Singapore Emergency Medical Assistance Private Limited [Member]
Name of company	[1]	Singapore Emergency Medical Assistance Private Limited (“SEMA”)
Ownership percentage		100.00%	[1]	100.00%
Date of incorporation	[1]	Mar. 18, 2019
The Good Clinic Private Limited [Member]
Name of company	[1]	The Good Clinic Private Limited (“TGC”)
Ownership percentage	[1]	100.00%
Date of incorporation	[1]	Apr. 08, 2020
EUDA Doctor Private Limited [Member]
Name of company	[1],[2]	EUDA Doctor Private Limited (“ED PL”)
Ownership percentage	[1],[2]	100.00%
Date of incorporation	[1],[2]	Dec. 01, 2021
Kent Ridge Hill Private Limited [Member]
Name of company	[1],[2]	Kent Ridge Hill Private Limited (“KR Hill PL”)
Ownership percentage	[1],[2]	100.00%
Date of incorporation	[1],[2]	Dec. 01, 2021
Kent Ridge Health Limited [Member]
Name of company		Kent Ridge Health Limited (“KRHL”)
Ownership percentage		100.00%
Date of incorporation		Jun. 08, 2021
Zukitech Private Limited [Member]
Name of company	[1],[2]	Zukitech Private Limited (“ZKT PL”)
Ownership percentage	[1],[2]	100.00%
Date of incorporation	[1],[2]	Jun. 13, 2019
Super Gateway Group Limited [Member]
Name of company		Super Gateway Group Limited (“SGGL”)
Ownership percentage		100.00%			100.00%
Date of incorporation		Apr. 18, 2008
Universal Gateway International Pte Ltd [Member]
Name of company		Universal Gateway International Pte. Ltd. (“UGI”)
Ownership percentage		98.30%
Date of incorporation		Sep. 30, 2000
Registered capital		¥ 5,000,000
Melana International Pte Ltd [Member]
Name of company		Melana International Pte. Ltd. (“Melana”)
Ownership percentage		100.00%
Date of incorporation		Sep. 09, 2000
Tri Global Security Pte Ltd [Member]
Name of company		Tri-Global Security Pte. Ltd. (“Tri-Global”)
Ownership percentage		100.00%
Date of incorporation		Aug. 10, 2000
UG Digitech Private Limited [Member]
Name of company		UG Digitech Private Limited (“UGD”)
Ownership percentage		100.00%					98.30%
Date of incorporation		Aug. 16, 2001
Nosweat Fitness Company Private Limited [Member]
Name of company	[2]	Nosweat Fitness Company Private Limited (“NFC”)
Ownership percentage	[2]	100.00%
Date of incorporation	[2]	Jul. 06, 2021
True Cover Private Limited [Member]
Name of company	[2]	True Cover Private Limited (“TCPL”)
Ownership percentage	[2]	100.00%
Date of incorporation	[2]	Dec. 01, 2021
KR Digital Pte Ltd [Member]
Name of company	[1],[2]	KR Digital Pte. Ltd. (“KR Digital”)
Ownership percentage	[1],[2]	100.00%
Date of incorporation	[1],[2]	Dec. 29, 2021
Zukihealth Sdn Bhd [Member]
Name of company	[1]	Zukihealth Sdn. Bhd. (“Zukihealth”)
Ownership percentage	[1]	100.00%
Date of incorporation	[1]	Feb. 15, 2018
Euda Health Pte Ltd [Member]
Name of company		Euda Health Pte. Ltd.
Ownership percentage		100.00%
Date of incorporation		May 26, 2023
Fortress Cove Limited [Member]
Name of company		Fortress Cove Limited (“Fortress Cove”)
Ownership percentage		100.00%
Date of incorporation		Nov. 02, 2023
CK Health Plus Sdn Bhd [Member]
Name of company		CK Health Plus Sdn Bhd (“CK Health”)
Ownership percentage		100.00%
Date of incorporation		Nov. 23, 2023

[1]	These entities were presented as a discontinued operation in accompanying unaudited condensed consolidated financial statements.
[2]	On December 4, 2023, these entities were struck off and dissolved.